U.S. Bancorp (Parent Company) - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Available-for-sale securities	[1]	$ 85,992	$ 69,706
Other assets	[1]	60,720	57,695
Total assets		678,318	663,491
Liabilities and Shareholders’ Equity
Other liabilities		27,449	28,649
Shareholders’ equity		58,578	55,306
Total liabilities and equity		678,318	663,491
Parent Company
Assets
Due from banks, principally interest-bearing		9,377	11,585
Available-for-sale securities		649	662
Other assets		945	974
Total assets		95,183	90,859
Liabilities and Shareholders’ Equity
Long-term debt		35,257	34,332
Other liabilities		1,348	1,221
Shareholders’ equity		58,578	55,306
Total liabilities and equity		95,183	90,859
Parent Company | Bank subsidiaries
Assets
Investments in subsidiaries		63,680	61,495
Advances to subsidiaries		16,100	12,100
Parent Company | Nonbank subsidiaries
Assets
Investments in subsidiaries		4,031	3,884
Advances to subsidiaries		$ 401	$ 159

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.